CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	10 Months Ended	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2020
Formation and operating costs	$ 561,491	$ 5,359,676
Loss from operations	(561,491)	(5,359,676)
Other income:
Interest income on marketable securities held in Trust Account	2,338,057	909,361
Other income	2,338,057	909,361
(Loss) income before income taxes	1,776,566	(4,450,315)
Provision for income taxes	(373,079)	(2,645)
Net (loss) income	1,403,487	(4,452,960)
Common Stock Subject to Possible Redemption [Member]
Other income:
Interest income on marketable securities held in Trust Account	$ 2,231,675	$ 849,889
Weighted average shares outstanding, basic and diluted (in shares)	23,888,417	23,840,175
Basic and diluted net loss per common share (in dollars per share)	$ 0.07	$ 0.02
Non-Redeemable Class A and B Common Stock [Member]
Other income:
Net (loss) income	$ 1,403,487	$ (4,452,960)
Weighted average shares outstanding, basic and diluted (in shares)	6,908,855	7,409,825
Basic and diluted net loss per common share (in dollars per share)	$ (0.05)	$ (0.68)